QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
 REGISTERED MANAGEMENT INVESTMENT COMPANIES

 811-22172
        Investment Company Act file number

     WORLD FUNDS TRUST
 (Exact name of registrant as specified in charter)

 8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
 (Address of principal executive offices) (Zip code)

The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law Group
2041 West 141st Terrace, Suite 119
Leawood, KS 66224
 (Name and address of agent for service)

 (804) 267-7400
 Registrant's telephone number, including area code:

Date of fiscal year end: 09/30

 Date of reporting period: 06/30/2011

ITEM 1. SCHEDULE OF INVESTMENTS

UNION STREET PARTNERS VALUE FUND SCHEDULE OF INVESTMENTS June 30, 2011 (unaudited)
Number of Shares	Security Description	% of Net Assets	Fair Value

	COMMON STOCKS	52.31%

	AEROSPACE	2.92%
1,800	The Boeing Company		$ 133,074

	BANKS	7.31%
14,894	Bank of America Corp.		163,238
4,094	Citigroup Inc.		170,474
			333,712
	COMPUTERS	8.62%
2,000	EMC Corp.		55,100
3,433	Hewlett-Packard Co.		124,961
5,085	Intel Corp.		112,684
3,875	Microsoft Corp.		100,750
			393,495
	HOME CONSTRUCTION	3.80%
13,657	iSHARES Dow Jones US Home Construction Index Fund		173,444

	DIVERSIFIED MANUFACTURING	2.07%
5,000	General Electric Co.		94,300

	GAS PIPELINE	0.88%
1,978	El Pasco Corp.		39,956

	MEDICAL	7.10%
2,750	Johnson & Johnson		182,930
4,000	Merck & Co. Inc.		141,160
			324,090

	OIL	3.73%
2,500	BP plc Spons ADR		$ 110,725
734	Exxon Mobil Corp.		59,733
			170,458
	RETAIL	3.42%
1,400	The Home Depot, Inc.		50,708
2,250	Target Corp.		105,548
			156,256
	TELECOMMUNICATIONS	7.82%
4,500	AT&T Inc.		141,345
20,794	Nokia Corp. Spons ADR		133,497
2,200	Verizon Communications Inc.		81,906
			356,748
	TRANSPORTATION	4.65%
1,000	FedEX Corp.		94,850
8,500	Ford Motor Co.		117,215
			212,065

	TOTAL COMMON STOCKS	52.31%	2,387,598

	INVESTMENT COMPANIES:	47.69%
2,176,455	Fidelity Institutional Money Market Fund		2,176,455

	TOTAL INVESTMENTS	100.00%	$ 4,564,053

FAS 157 Footnote Disclosure:

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

	Level 1	Level 2	Level 3
			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Common Stocks	$ 2,387,598	-	-	$ 2,387,598
Investment Companies	2,176,455	-	-	2,176,455
	$ 4,564,053	-	-	$ 4,564,053

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a), exactly as set forth below:  Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

 (Registrant) World Funds Trust

 By: /s/ John Pasco, III

 John Pasco, III Principal Executive Officer

 Date: August 29, 2011

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

 By: /s/ John Pasco, III

 John Pasco, III Principal Executive Officer

 Date: August 29, 2011

 By: /s/ Karen Shupe

 Karen Shupe Principal Financial Officer

 Date: August 29, 2011